SUBSEQUENT EVENTS (Details Textual) (USD $)	6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended									3 Months Ended	6 Months Ended	12 Months Ended								12 Months Ended			1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended		2 Months Ended				6 Months Ended		1 Months Ended	2 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Feb. 25, 2014	Dec. 31, 2013 Predecessor [Member]	Feb. 25, 2014 Maximum [Member]	Feb. 25, 2014 Minimum [Member]	Feb. 25, 2014 2010 Incentive plan [Member]	Jun. 30, 2014 Bridgemedica LLC [Member]	Dec. 31, 2013 Bridgemedica LLC [Member]	Jun. 30, 2014 Professional Advisory Firms [Member] Restricted Stock [Member]	Jun. 30, 2014 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2011 Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2010 Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2009 Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2008 Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2013 Preferred Stock [Member] 2010 Incentive plan [Member]	Dec. 31, 2010 Preferred Stock [Member] 2010 Incentive plan [Member]	Jun. 30, 2014 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member] Predecessor [Member]	Dec. 31, 2012 Common Stock [Member] Predecessor [Member]	Dec. 31, 2011 Common Stock [Member] Predecessor [Member]	Dec. 31, 2010 Common Stock [Member] Predecessor [Member]	Dec. 31, 2009 Common Stock [Member] Predecessor [Member]	Dec. 31, 2008 Common Stock [Member] Predecessor [Member]	Dec. 31, 2013 Common Stock [Member] 2010 Incentive plan [Member]	Dec. 31, 2013 Common Stock [Member] Columbia University [Member]	Dec. 31, 2013 Common Stock [Member] Bridgemedica LLC [Member]	Dec. 31, 2013 Common Stock [Member] Employee [Member]	Feb. 25, 2014 Subsequent Event [Member]	Feb. 01, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member] Maximum [Member]	Feb. 25, 2014 Subsequent Event [Member] Minimum [Member]	Feb. 28, 2014 Subsequent Event [Member] Professional Advisory Firms [Member] Restricted Stock [Member]	Mar. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member] Predecessor [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member] Anti Dilution Adjustment [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member] Cost Of Raising Equity [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Stock [Member] 2010 Incentive plan [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Stock [Member] Columbia University [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member] Professional Advisory Firms [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member] Non-Officer Board of Managers [Member]	Jun. 30, 2014 Subsequent Event [Member] Common Stock [Member] Employee [Member]
Subsequent Event [Line Items]
Anti-dilution Adjustment Percentage			2.00%																																						2.00%
Stock Issued During Period, Shares, New Issues												150,000					0	0	0	0	0	4,000,000			73,750			485,000	745,500	3,845,000	4,765,000	300,000	1,945,000		45,821	150,000	325,000					50,000						487,500	686,668	16,668	82,500		45,821		100,000	325,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																							595,000	595,000													150,000															595,000				150,000
Share Based Compensation Arrangement By Share Based Payment Award, Options, Expected to Vest, Outstanding, Number																																					175,000																			175,000
Proceeds from Issuance of Debt			$ 50,000																																						$ 50,000
Convertible Preferred Stock, Shares Issued upon Conversion																																		595,000																		595,000
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000	100,000,000
Preferred Stock, Shares Authorized															20,000,000	20,000,000
Stock Units Conversion, Description	Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the “Preferred Stock”). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.																																							Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.
Preferred Stock, Dividend Rate, Percentage	20.00%		20.00%
Preferred Stock, Liquidation Value, Percentage			20.00%		20.00%
Preferred Stock, Liquidation Preference, Value	13,470,000		13,470,000		13,470,000	13,470,000
Common Stock, Shares, Outstanding	15,776,105		14,496,561	1,000	14,496,561	15,776,105	15,196,292	304,000																														15,196,292
Preferred Stock, Shares Outstanding							4,000,000								4,000,000																							4,000,000
Common Stock, Shares, Issued	15,776,105		14,496,561		14,496,561	15,776,105	15,196,292																															15,196,292
Preferred Stock, Shares Issued							4,000,000																															4,000,000
Stock Issued During Period, Shares, Issued for Services														344,196	0	0	0	0								481,063	100,000	100,000	100,000									231,063								344,196	75,000							575,259
Common Stock, Capital Shares Reserved for Future Issuance							410,000				3,000,000																											410,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2		$ 2				$ 2	$ 1																													$ 1					$ 2	$ 1
Warrants Expiration Starting Period	2014		2017																																			2017
Warrants Expiration Ending Period	2019		2018																																			2019
Debt Conversion, Converted Instrument, Shares Issued																																							60,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000					60,000																					50,000												60,000
Warrant Expiration Period	2019																																						2019
Share Price																																						$ 1				$ 1	$ 2
Proceeds from Issuance of Common Stock	805,000	200,000	445,000	540,000	12,115,000	12,920,000																					125,000
Stock Issued During Period, Shares Offering Cost	93,750																										11,250
Proceeds from Issuance of Warrants			50,000
Loss Contingency Accrual, Payments												20,000	20,000
Loss Contingency Accrual													$ 5,000